Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Abstract]
Salaries and incentives	$ 324.5	$ 138.7
Accrued benefits and payroll taxes	113.9	53.9
Trade accounts payable and other accrued liabilities	535.1	386.5
Accrued claims and claims payable	19.2	20.8
Accrued interest payable	62.5	21.8
Taxes other than income tax	65.0	47.5
Capco acquisition related liabilities	66.2	61.1
Total accounts payable and accrued liabilities	$ 1,186.4	$ 730.3